Financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Other Non-current Financial Asset	$ 38,740,617	$ 3,632,284
Other Financial Assets	89,838,080	129,998,893
Other Non-current Financial Assets	395,093	211,561
TSM
Statement [Line Items]
Other Non-current Financial Asset	178,734	135,550
TMB
Statement [Line Items]
Other Non-current Financial Asset	216,359	76,011
Financial Assets at Fair Value Through Profit or Loss | Public debt securities issued by National Government
Statement [Line Items]
Other Financial Assets	47,062,484	108,416,976
Other financial assets current	89,838,080	129,998,893
Financial Assets at Fair Value Through Profit or Loss | Interest rate swap
Statement [Line Items]
Other Non-current Financial Asset	3,118,853	2,924,140
Other Financial Assets	1,840,947	1,314,807
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds
Statement [Line Items]
Other Non-current Financial Asset	653,866	496,583
Other Financial Assets	17,349,564	18,626,907
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities
Statement [Line Items]
Other Non-current Financial Asset	34,572,805	0
Other Financial Assets	21,042,199	109
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds
Statement [Line Items]
Other Financial Assets	2,542,886	1,640,094
Financial Assets at Fair Value Through Profit or Loss One | Public Debt Securities One
Statement [Line Items]
Other Non-current Financial Asset	$ 38,345,524	$ 3,420,723